ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable	$ 750	$ 2,437
Accrued liabilities	2,097	2,054
Accounts payable and other accrued liabilities	$ 2,847	$ 4,491